Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Nov. 29, 2017
Registrant Name	ROYCE FUND
Central Index Key	0000709364
Amendment Flag	false
Document Creation Date	Nov. 29, 2017
Document Effective Date	Nov. 29, 2017
Prospectus Date	May 01, 2017
Royce ISI Prospectus | Royce International Micro-Cap Fund | Service Class
Prospectus:
Trading Symbol	ROIMX